Prospectus Supplement

June 24, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 24, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Balanced Portfolio

Effective August 1, 2011, the section of the Prospectus entitled "Portfolio Summary—Investment Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Henry McVey	Managing Director	June 2009

Mark A. Bavoso	Managing Director	January 2011

Cyril Moullé-Berteaux	Managing Director	August 2011

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation team. The team consists of portfolio managers and analysts.

The current members of the Global Asset Allocation team jointly and primarily responsible for the day-to-day management of the Portfolio are Henry McVey and Cyril Moullé-Berteaux. Mr. McVey has been associated with the Adviser in an investment management capacity since June 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for Morgan Stanley. Mr. Moullé-Berteaux has been associated with the Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

The current member of the Global Asset Allocation team primarily responsible for the day-to-day management of the fixed income allocation portion of the Portfolio is Mark A. Bavoso, a Managing Director of the Adviser. Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Portfolio. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

  IFTBALSPT1

Statement of Additional Information Supplement

June 24, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated June 24, 2011 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated
January 31, 2011

Effective August 1, 2011, the section of the Statement of Additional Information entitled "Investment Adviser—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at September 30, 2010 (unless otherwise indicated): Balanced Portfolio" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Mark A. Bavoso	3	$879.9 million	1	$61.8 million	—		$—
Henry McVey	5	$879.6 million	2	$383.0 million	10	(2)	$4.1 billion(2)
Cyril Moullé-Berteaux*	0	$0	0	$0	0		$0

*  Figures shown are as of June 24, 2011.

(2)  Of these other accounts, four accounts with a total of approximately $1.7 billion in assets, had performance-based fees.

The section of the Statement of Additional Information entitled "Investment Adviser—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, 2010, unless otherwise noted): Balanced Portfolio" is hereby deleted and replaced with the following:

Mark A. Bavoso—None

Henry McVey—None

Cyril Moullé-Berteaux—None*

*  Figures shown are as of June 24, 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Portfolio. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Statement of Additional Information.

Please retain this supplement for future reference.

  16514031.2.BUSINESS